As filed with the Securities and Exchange Commission on October 25, 2001 Registration Nos.
33-88458
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [_]
Post-Effective Amendment No. 14                          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51                                         [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

         Diane N. Ledger                       Ruth Epstein, Esq.
  Pacific Life Insurance Company                    Dechert
         P.O. Box 9000                        1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030            Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering______________________________


It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on ____________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X] on December 29, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: interests in the Separate Account under Pacific One and Pacific One Select individual flexible premium deferred variable annuity contracts.

Filing Fee:  None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.                               Prospectus Heading

1.  Cover Page                         Cover Page

2.  Definitions                        TERMS USED IN THIS PROSPECTUS

3.  Synopsis                           AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT

4.  Condensed Financial Information    YOUR INVESTMENT OPTIONS--Variable
                                       Investment Option Performance;
                                       ADDITIONAL INFORMATION--Financial
                                       Statements; FINANCIAL HIGHLIGHTS

5.  General Description of Registrant,
    Depositor and Portfolio Companies  AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT; PACIFIC
                                       LIFE AND THE SEPARATE ACCOUNT--Pacific
                                       Life,--Separate Account A; YOUR
                                       INVESTMENT OPTIONS--Your Variable
                                       Investment Options; ADDITIONAL
                                       INFORMATION--Voting Rights

6.  Deductions and Expenses            AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT; HOW YOUR
                                       INVESTMENTS ARE INVESTED--Transfers;
                                       CHARGES, FEES AND DEDUCTIONS;
                                       WITHDRAWALS--Withdrawal Transaction
                                       Fees; ADDITIONAL INFORMATION--Sales
                                       Commissions

7.  General Description of
    Variable Annuity
    Contracts                          AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT;
                                       PURCHASING YOUR CONTRACT--How to Apply
                                       for your Contract; HOW YOUR INVESTMENTS
                                       ARE ALLOCATED; RETIREMENT BENEFITS AND
                                       OTHER PAYOUTS--Annuitization, Fixed and
                                       Variable Annuities,--Annuity Options,
                                       Your Annuity Payments,--Death Benefits;
                                       ADDITIONAL INFORMATION--Voting Rights,--
                                       Changes to Your Contract,--Changes to ALL
                                       Contracts,--Inquiries and Submitting
                                       Forms and Requests,--Timing of Payments
                                       and Transactions

8.  Annuity Period                     RETIREMENT BENEFITS AND OTHER PAYOUTS

9.  Death Benefit                      RETIREMENT BENEFITS AND OTHER PAYOUTS--
                                       Death Benefits; WITHDRAWALS--Death of
                                       Owner Distribution Rules

10. Purchases and Contract Value       AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT;
                                       PURCHASING YOUR CONTRACT; HOW YOUR
                                       INVESTMENTS ARE ALLOCATED; PACIFIC LIFE
                                       AND THE SEPARATE ACCOUNT--Pacific Life


11. Redemptions                        AN OVERVIEW OF PACIFIC ONE and AN
                                       OVERVIEW OF PACIFIC ONE SELECT; CHARGES,
                                       FEES AND DEDUCTIONS; WITHDRAWALS;
                                       ADDITIONAL INFORMATION--Timing of
                                       Payments and Transactions

12. Taxes                              CHARGES, FEES AND DEDUCTIONS--Premium
                                       Taxes; WITHDRAWALS--Optional
                                       Withdrawals,--Tax Consequences of
                                       Withdrawals; FEDERAL TAX STATUS

13. Legal Proceedings                  Not Applicable


14. Table of Contents of the
    Statement of Additional
    Information                        CONTENTS OF THE STATEMENT OF ADDITIONAL
                                       INFORMATION

PART B

Item No.                               Statement of Additional Information
                                       Heading

15. Cover Page                         Cover Page

16. Table of Contents                  TABLE OF CONTENTS

17. General Information and History    Not Applicable

18. Services                           Not Applicable

19. Purchase of Securities
    Being Offered                      THE CONTRACTS AND THE SEPARATE ACCOUNT--
                                       Calculating Subaccount Unit Values,--
                                       Systematic Transfer Programs

20. Underwriters                       DISTRIBUTION OF THE CONTRACTS--Pacific
                                       Select Distributors, Inc.

21. Calculation of Performance Data    PERFORMANCE

22. Annuity Payments                   THE CONTRACTS AND THE SEPARATE ACCOUNT--
                                       Variable Annuity Payment Amounts

23. Financial Statements               FINANCIAL STATEMENTS


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  Prospectus


(Included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-4B, file No. 033-88458, Accession No. 0001017062-01-500082 filed on April 25, 2001, and incorporated by reference herein.)

                      Statement of Additional Information


(Included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-4B, file No. 033-88458, Accession No. 0001017062-01-500082 filed on April 25, 2001, and incorporated by reference herein.)

       Supplement dated December 29, 2001 to Prospectus dated May 1, 2001 for the Pacific One, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio and the Equity Portfolio.
Aggressive Equity
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                        Equity Income
                                        Research
                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC ONE is         of the Prospectus:
amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the effective date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. You can buy the Guaranteed Protection Advantage Rider on the Contract Date or on any Contract Anniversary. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders is changed to read as follows:

                       Optional riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract
                       Value                 0.10%/6/

                      /6/If you buy the Guaranteed Protection Advantage Rider
                         (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the date you purchase the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC ONE--          is replaced:
Pacific Select Fund
Annual Expenses is     The table below shows the advisory fee and Fund
amended.               expenses as an annual percentage of each Portfolio's
                       average daily net assets, based on the year 2000 unless otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC ONE--          the following:
Examples is
replaced.              The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $80,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $100,000 and a waiver would normally apply;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR), Earnings Enhancement Guarantee (EEG) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   25   77  131   279   25   77  131   279   25   77  131   279
                   with Riders         31   96  163   342   31   96  163   342   31   96  163   342
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   30   91  155   327   30   91  155   327   30   91  155   327
                   with Riders         36  111  187   387   36  111  187   387   36  111  187   387
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider   25   78  133   282   25   78  133   282   25   78  133   282
                   with Riders         28   87  148   312   28   87  148   312   28   87  148   312
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider   26   79  135   287   26   79  135   287   26   79  135   287
                   with Riders         29   88  150   317   29   88  150   317   29   88  150   317
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   25   78  133   283   25   78  133   283   25   78  133   283
                   with Riders         34  103  175   365   34  103  175   365   34  103  175   365
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER

Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.

Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.

                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:

                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guarantee Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------

                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Rider will be effective on that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Rider will be effective on the next Contract Anniversary. The date of purchase is the Effective Date of the Rider. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings to the Contract.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                   ------------------------------------------------------------------
                   Contract Year Since          Percentage of Purchase Payment
                   Beginning of Current Term    Added to Guaranteed Protection Amount
                   ------------------------------------------------------------------
                   1 through 4                                 100%
                   5                                            90%
                   6                                            85%
                   7                                            80%
                   8 through 10                                 75%
                   ------------------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Rider is purchased on the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Rider is purchased on a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Investment is replaced with
CONTRACT--Making       the following:
Your Investments
("Purchase             Forms of Investment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract
                       Anniversary that the Rider remains in effect following the date you purchase the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Options will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

Form No. POSUP102

       Supplement dated December 29, 2001 to Prospectus dated May 1, 2001 for the Pacific One Select, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio and the Equity Portfolio.
Aggressive Equity
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC ONE SELECT     of the Prospectus:
is amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the effective date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. You can buy the Guaranteed Protection Advantage Rider on the Contract Date or on any Contract Anniversary. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders is changed to read as follows:

                       Optional riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value           0.10%/4/

                       /4/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the date you purchase the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC ONE            is replaced:
SELECT--Pacific
Select Fund Annual     The table below shows the advisory fee and Fund
Expenses is            expenses as an annual percentage of each Portfolio's
amended.               average daily net assets, based on the year 2000 unless
                       otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC ONE            the following:
SELECT--Examples is
replaced.              The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Stepped-Up Death Benefit Rider (SDBR), Premier Death Benefit Rider (PDBR), Earnings Enhancement Guarantee (EEG) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   27   83  141   299   27   83  141   299   27   83  141   299
                   with Riders         34  104  175   365   34  104  175   365   34  104  175   365
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   27   84  143   304   27   84  143   304   27   84  143   304
                   with Riders         34  105  178   370   34  105  178   370   34  105  178   370
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   30   91  155   326   30   91  155   326   30   91  155   326
                   with Riders         37  112  189   391   37  112  189   391   37  112  189   391
                   ---------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   27   82  139   296   27   82  139   296   27   82  139   296
                   with Riders         34  103  174   363   34  103  174   363   34  103  174   363
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   28   87  149   314   28   87  149   314   28   87  149   314
                   with Riders         36  108  183   380   36  108  183   380   36  108  183   380
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   32   97  165   346   32   97  165   346   32   97  165   346
                   with Riders         39  118  199   409   39  118  199   409   39  118  199   409
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   29   88  150   317   29   88  150   317   29   88  150   317
                   with Riders         36  109  184   382   36  109  184   382   36  109  184   382
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   29   88  150   317   29   88  150   317   29   88  150   317
                   with Riders         36  109  184   382   36  109  184   382   36  109  184   382
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   29   88  149   315   29   88  149   315   29   88  149   315
                   with Riders         36  109  183   381   36  109  183   381   36  109  183   381
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   29   88  149   315   29   88  149   315   29   88  149   315
                   with Riders         36  109  183   381   36  109  183   381   36  109  183   381
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   27   84  143   303   27   84  143   303   27   84  143   303
                   with Riders         34  105  177   369   34  105  177   369   34  105  177   369
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   25   76  130   277   25   76  130   277   25   76  130   277
                   with Riders         32   97  165   345   32   97  165   345   32   97  165   345
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   27   84  143   303   27   84  143   303   27   84  143   303
                   with Riders         34  105  177   369   34  105  177   369   34  105  177   369
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   26   79  134   286   26   79  134   286   26   79  134   286
                   with Riders         33  100  169   353   33  100  169   353   33  100  169   353
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   26   81  138   294   26   81  138   294   26   81  138   294
                   with Riders         33  102  173   361   33  102  173   361   33  102  173   361
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   25   78  133   284   25   78  133   284   25   78  133   284
                   with Riders         32   99  168   352   32   99  168   352   32   99  168   352
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   26   81  138   294   26   81  138   294   26   81  138   294
                   with Riders         33  102  173   361   33  102  173   361   33  102  173   361
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   30   91  155   326   30   91  155   326   30   91  155   326
                   with Riders         37  112  189   390   37  112  189   390   37  112  189   390
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   20   61  105   226   20   61  105   226   20   61  105   226
                   with Riders         27   82  140   298   27   82  140   298   27   82  140   298
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   23   70  120   258   23   70  120   258   23   70  120   258
                   with Riders         30   91  156   327   30   91  156   327   30   91  156   327
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   28   86  147   311   28   86  147   311   28   86  147   311
                   with Riders         35  107  182   377   35  107  182   377   35  107  182   377
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider   23   71  121   260   23   71  121   260   23   71  121   260
                   with Riders         30   92  157   329   30   92  157   329   30   92  157   329
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   23   71  122   262   23   71  122   262   23   71  122   262
                   with Riders         30   93  158   331   30   93  158   331   30   93  158   331
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   21   64  109   235   21   64  109   235   21   64  109   235
                   with Riders         28   85  145   306   28   85  145   306   28   85  145   306
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   23   72  123   263   23   72  123   263   23   72  123   263
                   with Riders         30   93  158   332   30   93  158   332   30   93  158   332
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider   27   84  143   303   27   84  143   303   27   84  143   303
                   with Riders         37  113  191   395   37  113  191   395   37  113  191   395
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider   28   85  145   307   28   85  145   307   28   85  145   307
                   with Riders         38  115  194   400   38  115  194   400   38  115  194   400
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider   24   73  125   267   24   73  125   267   24   73  125   267
                   with Riders         31   94  160   336   31   94  160   336   31   94  160   336
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   25   77  132   282   25   77  132   282   25   77  132   282
                   with Riders         32   99  167   350   32   99  167   350   32   99  167   350
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   26   79  135   288   26   79  135   288   26   79  135   288
                   with Riders         33  100  170   355   33  100  170   355   33  100  170   355
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER

Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.

                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:

                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guarantee Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Rider will be effective on that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Rider will be effective on the next Contract Anniversary. The date of purchase is the Effective Date of the Rider. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings to the Contract.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                   ------------------------------------------------------------------
                   Contract Year Since          Percentage of Purchase Payment
                   Beginning of Current Term    Added to Guaranteed Protection Amount
                   ------------------------------------------------------------------
                   1 through 4                                 100%
                   5                                            90%
                   6                                            85%
                   7                                            80%
                   8 through 10                                 75%
                   ------------------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Rider is purchased on the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Rider is purchased on a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Investment is replaced with
CONTRACT--Making       the following:
Your Investments
("Purchase             Forms of Investment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the date you purchase the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Options will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           We have waived the restrictions that limits transfers
amended.               from the Fixed Option to one transfer within the 30
                       days after the end of each Contract Anniversary. We also have waived the limitations on the maximum amount you may transfer from the Fixed Option in any given
                       Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment
                       Options; and beginning January 1, 2002, transfers are limited to 25 for each calendar year.

                       Transfers from the Fixed Option under the DCA program are also subject to a minimum duration of six months.

Form No. POSSUP102

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                        (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 2000 which are incorporated by reference from the 2000 Annual Report include the following for Separate Account A:

                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements

                        (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 2000 and 1999, and for the three year period ending December 31, 2000 included in Part B include the following for Pacific Life:

                                Independent Auditors' Report
                                Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Select Distributors, Inc., (PSD)/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers/1/

                   4.   (a)  (1) Form of Individual Flexible Premium Deferred
                                 Variable Annuity Contract/2/

                             (2) Form of Individual Flexible Premium Deferred
                                 Variable Annuity Contract (Form No. 10-13100) /11/

                        (b)  Qualified Plan Loan Endorsement/1/

                        (c)  Qualified Pension Plan Rider/1/

                        (d) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-13300)/10/

                        (e)  Section 457 Plan Rider/1/

                        (f) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (g)  Qualified Plan Loan Endorsement/1/

                        (h) Individual Retirement Annuity Rider (Form No. 20-13900)/9/

                        (i) Roth Individual Retirement Annuity Rider (Form No. R-R IRA 198)/5/

                        (j) Simple Individual Retirement Annuity Rider (Form No. 20-13400)/9/

                        (k) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299)/10/

                        (l)  Stepped-Up Death Benefit Rider
                             (Form No. 20-13500)/10/

                        (m)  Premier Death Benefit Rider (Form No. 20-13600)/10/

                        (n) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900)/11/

                        (o) Form of Guaranteed Protection Advantage Rider (Form No. 20-16200)

                   5.   (a)  (1) Variable Annuity Application (Form No.
                                 25-12310)/9/

                             (2) Variable Annuity Application (Form No.
                                 25-13100)/10/

                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form/7/

                        (d) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application/11/

                        (e) Form of Guaranteed Protection Advantage Rider Request form (Form No.55-16600)

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement/12/

                        (b) Addendum to Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)/12/

                        (c) Addendum to Fund Participation Agreement (to add nine new Portfolios)/12/

                        (d) Form of Addendum to Fund Participation Agreement (to add the Equity Income and Research Portfolios)

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  Independent Auditors' Consent

                   11.  Not applicable

                   12.  Not applicable

                   13.  (1) Performance Calculations--Pacific One/12/

                        (2) Performance Calculations--Pacific One Select/12/

                   14.  Not applicable

                   15.  Powers of Attorney/7/

                   16.  Not applicable

--------------
/1/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-002448, filed on December 7, 2000 and Incorporated by reference herein.

/10/ Included in Registrant's Form N-4/A, Accession No. 0001017062-00-002578, filed on December 28, 2000 and Incorporated by reference herein.

/11/ Included in Registrant's Form N-4/A, Accession No. 0001017062-01-000457, filed on March 2, 2001, and unincorporated by reference herein.

/12/ Included in Registrant's Form N-4/B, Accession No. 0001017062-01-500082, filed on April 25, 2001, and incorporated by reference herein.


         Item 25.  Directors and Officers of Pacific Life

                   Positions and Offices
Name and Address     with Pacific Life
Thomas C. Sutton    Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer    Director and President

Khanh T. Tran       Director, Executive Vice President and Chief Financial
                    Officer

David R. Carmichael Director, Senior Vice President and General Counsel

Audrey L. Milfs     Director, Vice President and Corporate Secretary

Edward R. Byrd      Vice President and Controller

Brian D. Klemens    Vice President and Treasurer

Gerald W. Robinson  Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                    LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          (1) Pacific One--Approximately

          5,768 Qualified

          11,801 Non-Qualified

          (2) Pacific One Select--Approximately

          0 Qualified

          0 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

              Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

              PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

              Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, Pacific Life and Annuity Pacific Select Exec Separate Account, Pacific Life and Annuity Separate Account A, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

                   (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PSD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 25th day of October, 2001.

                              SEPARATE ACCOUNT A
                                   (Registrant)
                              By:  PACIFIC LIFE INSURANCE COMPANY

                              By:  __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer

                              By:  PACIFIC LIFE INSURANCE COMPANY
                                   (Depositor)

                              By:  __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                      Date

____________________      Director, Chairman of the Board     October 25, 2001
Thomas C. Sutton*         and Chief Executive Officer

____________________      Director and President              October 25, 2001
Glenn S. Schafer*

____________________      Director, Executive Vice President  October 25, 2001
Khanh T. Tran*            and Chief Financial Officer

____________________      Director, Senior Vice President     October 25, 2001
David R. Carmichael*      and General Counsel

____________________      Director, Vice President and        October 25, 2001
Audrey L. Milfs*          Corporate Secretary

____________________      Vice President and Controller       October 25, 2001
Edward R. Byrd*

____________________      Vice President and Treasurer        October 25, 2001
Brian D. Klemens*

____________________      Executive Vice President            October 25, 2001
Gerald W. Robinson*

      /s/ Sharon A. Cheever
*By:  ____________________________                            October 25, 2001
      Sharon A. Cheever
      as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 33-88458, Accession No. 0001017062-00-000581, as Exhibit 15.)